Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses [Abstract]
Accrued bonus	$ 1,621	$ 1,391	$ 501
Accrued director compensation	487	391	427
Accrued research and development	830	1,023	507
Other	317	383	88
Total accrued expenses	$ 3,255	$ 3,188	$ 1,523